Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000198375
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Focused ETF
Trading Symbol	IEDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
AssetsNet	$ 28,547,569
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	0.00%
C000198380
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Independence Focused ETF
Trading Symbol	IETC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[2]
AssetsNet	$ 878,414,045
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	16.00%

[1]	Annualized.
[2]	Annualized.